Other Changes in Plan Assets and Accumulated Postretirement Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) (Other Postretirement Benefit Plans, Defined Benefit, JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Current year actuarial loss	¥ 270	¥ 761
Amortization of actuarial loss	(193)	(154)
Current year prior service cost		56
Amortization of prior service cost	(67)	(64)
Pension liability adjustments, Net unrealized losses, Pretax	¥ 10	¥ 599